SEMI-ANNUAL REPORT
June 30, 1995

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

[LOGO]

VALUE LINE MUTUAL FUNDS


INVESTMENT ADVISER
Value Line, Inc.
220 East 42nd Street, New York, NY 10017-5891

DISTRIBUTOR
Value Line Securities, Inc.
220 East 42nd Street, New York, NY 10017-5891

CUSTODIAN BANK
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

SHAREHOLDER SERVICING AGENT
State Street Bank and Trust Company c/o NFDS
P.O. Box 419729, Kansas City, MO 64141-6729

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas, New York, N.Y. 10036

LEGAL COUNSEL
Peter D. Lowenstein, Esq.
Two Greenwich Plaza, Suite 100
Greenwich, CT 06830

BOARD OF DIRECTORS
Jean Bernhard Buttner    Leo R. Futia
Charles E. Reed          Paul Craig Roberts
John W. Chandler

OFFICERS
Jean Bernhard Buttner
CHAIRMAN AND PRESIDENT

David T. Henigson
VICE PRESIDENT
SECRETARY/TREASURER

Alan N. Hoffman          Stephen Grant
VICE PRESIDENT           VICE PRESIDENT

Jack M. Houston          Stephen La Rosa
ASSISTANT                ASSISTANT
SECRETARY/TREASURER      SECRETARY/TREASURER


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This unaudited report is issued for the information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the
Distributor).                                                       VLF 50686

TO OUR VALUE LINE LEVERAGED
-------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The first half of 1995 witnessed the most powerful equity marketplace in some time, and we are pleased to report that Value Line Leveraged Growth Investors participated fully in the excitement. For the six months ended June 30, 1995, your Fund returned 22.13%, almost two percentage points better than the unmanaged S&P 500 Index (which posted a return of 20.21%, including reinvested dividends).

A good portion of your Fund's strong performance this year has been a result of its holdings in the technology sector, including such industries as computer hardware and software, semiconductors, telecommunications equipment, and electronics distribution. These stocks have been powerful engines of growth, appreciating by mid-year to nearly a third of the total portfolio's value. We have since trimmed our technology exposure somewhat, but we still believe that technology will become increasingly important to businesses and consumers going forward, and that the stocks of well-run, financially secure technology companies will remain core holdings in any growth-oriented equity portfolio.

While the first half of the year was a very positive environment for stocks, it's important to keep in mind that markets can't go up forever, and it is entirely likely that some kind of correction or plateau will occur during the July-December span. In anticipation, we have moved to reduce the Fund's volatility (the aforementioned reduction in technology exposure is an example of this). We do not believe, however, that a convincing case for a prolonged bear market can be made in the current economic climate (see our accompanying Economic Observations), and we continue to favor quality growth stocks as the investment vehicles of choice for the long term.

We appreciate your confidence in Value Line Leveraged Growth Investors. We look forward to serving your investment needs in the future.
                              Sincerely,

                              /s/ Jean Bernhard Buttner

                              Jean Bernhard Buttner
                              CHAIRMAN AND PRESIDENT
July 16, 1995

GROWTH INVESTORS SHAREHOLDERS
-------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The economy slowed to a virtual crawl in the second quarter, with real, inflation-adjusted gross domestic product rising by a scant 0.5%. This narrow increase in growth, which follows much healthier expansion rates of 5.1% and 2.7% in the final quarter of 1994 and the first three months of this year, respectively, was fueled principally by a mild pickup in consumer spending. Sharply lower levels of housing construction and somewhat weaker auto production numbers were the quarter's main depressants.

The recent slowing in business activity, however, is likely to prove short-lived as recent data show that consumer spending is continuing to pick up, while the sharp reduction in mortgage rates over the past several months seems to be injecting some life into the housing market. Assuming that these positive trends persist, we would expect economic growth to accelerate in the third and fourth quarters. A moderate carryover effect is likely through at least the opening months of 1996. The risk of recession, which seemed very real just a short time ago, has lessened noticeably, in the past month or two.

But the news isn't all good. For example, the pending improvement on the economic front is likely to dissuade the Federal Reserve Board from trimming interest rates aggressively in the months ahead, since the added stimulus of substantially lower borrowing costs would, presumably, not be needed. If that's the case, the stock market, which continues to be partially underpinned by the expectation of further interest-rate reductions, would have a key support mechanism removed.

 * PERFORMANCE DATA:
                                   AVERAGE ANNUAL      GROWTH OF AN ASSUMED
                                   TOTAL RETURN        INVESTMENT OF $10,000
                                   --------------      ---------------------

       1 year ended 6/30/95. . .        31.46%              $    13,146
      5 years ended 6/30/95. . .        12.60%              $    18,097
     10 years ended 6/30/95. . .        13.63%              $    35,897

*THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST.

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

PORTFOLIO HIGHLIGHTS
AT JUNE 30, 1995 (UNAUDITED)
-------------------------------------------------------------------------------

                              TEN LARGEST HOLDINGS*
-------------------------------------------------------------------------------

                                                  DOLLARS   PERCENTAGE
ISSUE                              SHARES    (IN THOUSANDS) OF NET ASSETS
-------------------------------------------------------------------------------
Intel Corp.                        200,000      $12,662           3.8%
DSC Communications Corp.           225,000       10,463           3.2
EMC Corp.                          380,000        9,215           2.8
Midlantic Corp.                    225,000        9,000           2.7
Citicorp                           150,000        8,681           2.6
Deere & Co.                        100,000        8,562           2.6
First Financial Management Corp.   100,000        8,550           2.6
Loral Corp.                        160,000        8,280           2.5
CUC International, Inc.            187,500        7,875           2.4
SunAmerica Inc.                    140,000        7,140           2.2

       ----------------------------------------------------------------
                        FIVE LARGEST INDUSTRY CATEGORIES*
       ----------------------------------------------------------------
                                     DOLLARS            PERCENTAGE
        INDUSTRY                   (IN THOUSANDS)      OF NET ASSETS
       ----------------------------------------------------------------
       Financial Services            $31,515             9.6%
       Semiconductor                  29,091             8.8
       Computer Software & Services   25,623             7.8
       Computer & Peripherals         24,417             7.4
       Bank                           20,089             6.1
       ----------------------------------------------------------------


                       FIVE LARGEST SECURITY PURCHASES* +
       ----------------------------------------------------------------
                                                      COST
       ISSUE                                      (IN THOUSANDS)
       ----------------------------------------------------------------
       Cordis Corp.                                   $3,375
       Sysco Corp.                                     3,284
       Microsoft Corp.                                 3,184
       Gillette Co.                                    3,112
       Danka Business Systems PLC (ADR)                3,110
       ----------------------------------------------------------------


                         FIVE LARGEST SECURITY SALES* +
       ----------------------------------------------------------------
                                                     PROCEEDS
       ISSUE                                      (IN THOUSANDS)
       ----------------------------------------------------------------
       Computer Associates International, Inc.        $6,396
       Nucor Corp.                                     4,941
       SunTrust Banks, Inc.                            4,543
       U.S. Healthcare, Inc.                           4,306
       Chase Manhattan Corp.                           3,445
       ----------------------------------------------------------------

      *EXCLUSIVE OF FIXED INCOME SECURITIES.
      +FOR THE SIX MONTHS ENDED 6/30/95.


SCHEDULE OF INVESTMENTS
JUNE 30, 1995 (UNAUDITED)
-------------------------------------------------------------------------------
                                                                 VALUE
SHARES                                                       (IN THOUSANDS)
-------------------------------------------------------------------------------
COMMON STOCKS (96.1%)

               ADVERTISING (0.6%)
    30,000     Omnicom Group, Inc. . . . . . . . . . . . . .    $     1,819

               AEROSPACE/DEFENSE (2.5%)
   160,000     Loral Corp. . . . . . . . . . . . . . . . . .          8,280

               AUTO PARTS-ORIGINAL
               EQUIPMENT (1.1%)
   100,000     Modine Manufacturing Co.. . . . . . . . . . .          3,675

               BANK (6.1%)
   150,000     Citicorp. . . . . . . . . . . . . . . . . .            8,681
    30,000     First Interstate Bancorp. . . . . . . . . .            2,408
   225,000     Midlantic Corp. . . . . . . . . . . . . . .            9,000
                                                                 ----------
                                                                     20,089

               BANK-MIDWEST (1.4%)
    80,000     Fifth Third Bancorp . . . . . . . . . . .              4,500

               BEVERAGE-ALCOHOLIC (0.7%)
    50,000   * Canandaigua Wine Co., Inc. Class "A". . . . .          2,238

               BEVERAGE-SOFT DRINK (1.4%)
    70,000     Coca-Cola Co. . . . . . . . . . . . . . . . .          4,462

               BROADCASTING/CABLE TV (1.6%)
    50,000     Capital Cities/ABC, Inc.. . . . . . . . . . .          5,400

               CHEMICAL-BASIC (0.9%)
    90,000     Union Carbide Corp. . . . . . . . . . . . . .          3,004

               CHEMICAL-DIVERSIFIED (1.3%)
    45,000     Cabot Corp. . . . . . . . . . . . . . . . . .          2,374
    60,000     First Mississippi Corp. . . . . . . . . . . .          2,047
                                                                 ----------
                                                                      4,421

               CHEMICAL-SPECIALTY (1.4%)
    60,000   * Airgas, Inc.. . . . . . . . . . . . . . . .       $    1,613
   120,000     Praxair, Inc. . . . . . . . . . . . . . . . .          3,000
                                                                 ----------
                                                                      4,613

               COMPUTER &
               PERIPHERALS (7.4%)
    30,000   * Cabletron Systems, Inc. . . . . . . . . . . .          1,598
    35,000   * Dell Computer Corp. . . . . . . . . . . . .            2,104
   380,000   * EMC Corp. . . . . . . . . . . . . . . . . .            9,215
    50,000     International Business Machines Corp. . . . .          4,800
   100,000   * 3Com Corp.. . . . . . . . . . . . . . . .              6,700
                                                                 ----------
                                                                     24,417

               COMPUTER SOFTWARE
               & SERVICES (7.8%)
    40,000   * America Online, Inc.. . . . . . . . . . .              1,760
    50,000     Automatic Data Processing, Inc. . . . . . . .          3,144
    50,000   * Ceridian Corp.. . . . . . . . . . . . . . . .          1,844
   100,000     Computer Associates International, Inc. . . .          6,775
    75,000   * FIserv Inc. . . . . . . . . . . . . . . . .            2,109
    40,000   * Microsoft Corp. . . . . . . . . . . . . . .            3,615
   120,000   * Oracle Systems Corp.. . . . . . . . . . . .            4,635
    35,000   * Parametric Technology Corp. . . . . . . . .            1,741
                                                                 ----------
                                                                     25,623

               DIVERSIFIED COMPANIES (1.8%)
    50,000     Danaher Corp. . . . . . . . . . . . . . . . .          1,512
    30,000     Premark International, Inc. . . . . . . . . .          1,556
    75,000   * Thermo Electron Corp. . . . . . . . . . . . .          3,019
                                                                 ----------
                                                                      6,087

               DRUG (4.6%)
    60,000   * Amgen Inc.. . . . . . . . . . . . . . . . . .          4,826
    70,000     Merck & Co., Inc. . . . . . . . . . . . . . .          3,430
    55,000     Mylan Laboratories Inc. . . . . . . . . . . .          1,691
    18,000     Pfizer, Inc.. . . . . . . . . . . . . . . . .          1,663
    80,000     Schering-Plough Corp. . . . . . . . . . . . .          3,530
                                                                 ----------
                                                                     15,140

                                    5

SCHEDULE OF INVESTMENTS (UNAUDITED)
-------------------------------------------------------------------------------
                                                                 VALUE
SHARES                                                       (IN THOUSANDS)
-------------------------------------------------------------------------------

               ELECTRONICS (2.8%)
   135,000   * Arrow Electronics, Inc. . . . . . . . . . .       $    6,716
    50,000     Avnet, Inc. . . . . . . . . . . . . . . . .            2,419
                                                                 ----------
                                                                      9,135

               EUROPEAN DIVERSIFIED (0.9%)
   120,000     Danka Business Systems PLC (ADR). . . . . . .          2,903

               FINANCIAL SERVICES (9.6%)
   100,000     American Express Co.. . . . . . . . . . . . .          3,513
   187,500   * CUC International, Inc. . . . . . . . . . . .          7,875
   100,000     First Financial Management Corp.. . . . . . .          8,550
   100,000     Green Tree Financial Corp.. . . . . . . . . .          4,437
   140,000     SunAmerica Inc. . . . . . . . . . . . . . . .          7,140
                                                                 ----------
                                                                     31,515

               FOOD PROCESSING (1.0%)
    30,000     Campbell Soup Co. . . . . . . . . . . . . . .          1,470
    60,000     Sara Lee Corp.. . . . . . . . . . . . . . . .          1,710
                                                                 ----------
                                                                      3,180

               FOOD WHOLESALERS (1.1%)
   120,000     Sysco Corp. . . . . . . . . . . . . . . . . .          3,540

               GROCERY (0.8%)
   150,000     Casey's General Stores, Inc.. . . . . . . . .          2,700

               HOME APPLIANCE (0.5%)
    50,000     Black & Decker Corp.. . . . . . . . . . . . .          1,544

               HOTEL/GAMING (0.5%)
    55,000   * Mirage Resorts, Inc.. . . . . . . . . . . . .          1,684

               HOUSEHOLD PRODUCTS (1.0%)
    45,000     Lancaster Colony Corp.. . . . . . . . . . . .          1,609
    70,000     Newell Co.. . . . . . . . . . . . . . . . . .          1,715
                                                                 ----------
                                                                      3,324

               INDUSTRIAL SERVICES (2.2%)
   130,000     Manpower, Inc.. . . . . . . . . . . . . . .      $     3,315
   120,000     Olsten Corp.  . . . . . . . . . . . . . . .            3,930
                                                                 ----------
                                                                      7,245

               MACHINERY (1.0%)
    60,000     Cummins Engine Co., Inc.. . . . . . . . . . .          2,617
    24,000     IDEX Corp.. . . . . . . . . . . . . . . . . .            804
                                                                 ----------
                                                                      3,421

               MACHINERY-CONSTRUCTION
               & MINING (3.8%)
    60,000     Caterpillar, Inc. . . . . . . . . . . . . . .          3,855
   100,000     Deere & Co. . . . . . . . . . . . . . . . . .          8,562
                                                                 ----------
                                                                     12,417

               MANUFACTURED HOUSING/
               RECREATIONAL VEHICLES (1.6%)
   312,500     Clayton Homes, Inc. . . . . . . . . . . . .            5,117

               MEDICAL SERVICES (0.8%)
    50,000   * HealthCare COMPARE Corp.. . . . . . . . . . .          1,500
    25,000   * PacifiCare Health Systems, Inc.
                 Class "A" . . . . . . . . . . . . . . . . .          1,269
                                                                 ----------
                                                                      2,769

               MEDICAL SUPPLIES (5.0%)
    40,000     Abbott Laboratories . . . . . . . . . . . . .          1,620
   125,000   * Biomet, Inc.. . . . . . . . . . . . . . . . .          1,938
    50,000   * Cordis Corp.. . . . . . . . . . . . . . . .            3,337
    40,000     Invacare Corp.. . . . . . . . . . . . . . .            1,660
    50,000     Johnson & Johnson . . . . . . . . . . . . . .          3,381
    40,000     Medtronic Inc.. . . . . . . . . . . . . . .            3,085
    35,000     Stryker Corp. . . . . . . . . . . . . . . .            1,343
                                                                 ----------
                                                                     16,364

               OFFICE EQUIPMENT
               & SUPPLIES (2.0%)
   150,000   * Office Depot, Inc.. . . . . . . . . . . . . .          4,219
    82,500   * Staples, Inc. . . . . . . . . . . . . . . . .          2,382
                                                                 ----------
                                                                      6,601

                                    6

                                                                 JUNE 30, 1995
------------------------------------------------------------------------------
                                                                    VALUE
SHARES                                                          (IN THOUSANDS)
------------------------------------------------------------------------------
               PACKAGING & CONTAINER (0.3%)
    20,000   * Sealed Air Corp.. . . . . . . . . . . . . . .    $       880

               RECREATION (0.9%)
    55,000     Disney (Walt) Co. . . . . . . . . . . . . . .          3,059

               RETAIL STORE (2.4%)
   112,500     Dollar General Corp.. . . . . . . . . . . . .          3,558
    35,000   * Kohl's Corp.. . . . . . . . . . . . . . . . .          1,597
   100,000     Wal-Mart Stores, Inc. . . . . . . . . . . . .          2,675
                                                                 ----------
                                                                      7,830

               SEMICONDUCTOR (8.8%)
    50,000   * Advanced Micro Devices, Inc.. . . . . . . .            1,819
    60,000   * Applied Materials, Inc. . . . . . . . . . .            5,198
    45,000   * Integrated Device Technology, Inc.. . . .              2,081
   200,000     Intel Corp. . . . . . . . . . . . . . . . . .         12,662
    80,000     Motorola, Inc.. . . . . . . . . . . . . . . .          5,370
    30,000   * Teradyne, Inc.. . . . . . . . . . . . . . . .          1,961
                                                                 ----------
                                                                     29,091

               TELECOMMUNICATIONS
               EQUIPMENT (6.1%)
   129,000   * ADC Telecommunications, Inc.. . . . . . . .            4,612
    45,000   * Andrew Corp.. . . . . . . . . . . . . . . . .          2,604
   225,000   * DSC Communications Corp.. . . . . . . . . . .         10,463
    50,000   * Tellabs, Inc. . . . . . . . . . . . . . . . .          2,406
                                                                 ----------
                                                                     20,085

               TOILETRIES/COSMETICS (1.6%)
   120,000     Gillette Co.. . . . . . . . . . . . . . .              5,355

               TRUCKING/TRANSPORTATION
               LEASING (0.8%)
   125,000     Consolidated Freightways, Inc.  . . . . .              2,766
                                                                 ----------

               TOTAL COMMON
               STOCKS  (Cost $204,357) . . . . . . . . . .          316,293
                                                                 ----------

CONVERTIBLE BONDS (0.1%)

   PRINCIPAL                                                    VALUE
    AMOUNT                                               (IN THOUSANDS EXCEPT
(IN THOUSANDS)                                             PER-SHARE AMOUNT)
-------------------------------------------------------------------------------

             SEMICONDUCTOR (0.1%)
$       250  Integrated Device Technology, Inc.
                5.50%, 6/1/02. . . . . . . . . . . . . . . .    $       266

             TELECOMMUNICATIONS
             SERVICE (0.0%)
        500  United States Cellular Corp.
                zero coupon, 6/15/15 . . . . . . . . . . . .            156
                                                                 ----------

             TOTAL CONVERTIBLE BONDS
                (Cost $404)  . . . . . . . . . . . . . . . .            422
                                                                 ----------

             TOTAL INVESTMENT
             SECURITIES (96.2%)
                (Cost $204,761)  . . . . . . . . . . . . . .        316,715
                                                                 ----------



SHORT-TERM INVESTMENTS (4.3%)
     14,200  Federal Home Loan Mortgage Corp.
                Discount Notes 6.10%, 7/3/95 . . . . . . .           14,195
                                                                 ----------

             TOTAL SHORT-TERM
                INVESTMENTS  (Cost $14,195)  . . . . . . .           14,195
                                                                 ----------

EXCESS OF LIABILITIES OVER CASH
AND RECEIVABLES (-0.5%)  . . . . . . . . . . . . . . . . . .       ( 1,633)
                                                                 ----------


NET ASSETS (100%)  . . . . . . . . . . . . . . . . . . . . .    $   329,277
                                                                 ----------
                                                                 ----------


NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER OUTSTANDING
SHARE  ($329,277,000 DIVIDED BY  11,632,652 SHARES OF
       CAPITAL STOCK OUTSTANDING). . . . . . . . . . . . . . . .  $   28.31
                                                                 ----------
                                                                 ----------

* NON-INCOME PRODUCING

                                        SEE NOTES TO FINANANCIAL STATEMENTS

STATEMENT OF ASSETS
AND LIABILITIES
AT JUNE 30, 1995 (UNAUDITED)
-------------------------------------------------------------------------------

                                                      DOLLARS
                                                   (IN THOUSANDS
                                                    EXCEPT PER-
                                                   SHARE AMOUNT)
                                                   -------------
ASSETS:
Investment securities, at value
  (Cost--$204,761) . . . . . . . . . . . . . . . . $  316,715
Short-term investments (Cost--$14,195) . . . . . .     14,195
Cash . . . . . . . . . . . . . . . . . . . . . . .         70
Receivable for capital shares sold . . . . . . . .      2,086
Dividends and interest receivable. . . . . . . . .        224
                                                   ----------
     TOTAL ASSETS  . . . . . . . . . . . . . . . .    333,290
                                                   ----------

LIABILITIES:
Payable for securities purchased . . . . . . . . .      3,486
Payable for capital shares repurchased . . . . . .        224
Accrued expenses:
     Advisory fee. . . . . . . . . . . . . . . . .        195
     Other . . . . . . . . . . . . . . . . . . . .        108
                                                   ----------
     TOTAL LIABILITIES . . . . . . . . . . . . . .      4,013
                                                   ----------

NET ASSETS:
Capital stock, at $1.00 par value
  (authorized 50,000,000,
  outstanding 11,632,652 shares) . . . . . . . . .     11,633
Additional paid-in capital . . . . . . . . . . . .    200,156
Undistributed investment income--net . . . . . . .        814
Accumulated net realized gain on investments . . .      4,720
Unrealized net appreciation of investments . . . .    111,954
                                                   ----------
     NET ASSETS  . . . . . . . . . . . . . . . . . $  329,277
                                                   ----------
                                                   ----------

     NET ASSET VALUE, OFFERING AND
        REDEMPTION PRICE PER
        OUTSTANDING SHARE
        ($329,277,000 DIVIDED BY
        11,632,652 SHARES OUTSTANDING) . . . . . .     $28.31
                                                   ----------
                                                   ----------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
JUNE 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------


                                                      DOLLARS
                                                   (IN THOUSANDS)
                                                   -------------

INVESTMENT INCOME:
Dividends
  (Net of foreign withholding taxes of $1) . . . . $   1,319

Interest . . . . . . . . . . . . . . . . . . . . .       805
                                                   ----------
  TOTAL INCOME . . . . . . . . . . . . . . . . . .     2,124
                                                   ----------

EXPENSES:
Advisory fee . . . . . . . . . . . . . . . . . . .     1,088
Transfer agent fees. . . . . . . . . . . . . . . .        82
Auditing and legal fees. . . . . . . . . . . . . .        26
Registration and filing fees . . . . . . . . . . .        23
Telephone and wire charges . . . . . . . . . . . .        21
Custodian fees . . . . . . . . . . . . . . . . . .        16
Commitment fee . . . . . . . . . . . . . . . . . .        16
Postage. . . . . . . . . . . . . . . . . . . . . .        13
Printing and stationery. . . . . . . . . . . . . .        10
Insurance, dues, and other . . . . . . . . . . . .         9
Directors' fees and expenses . . . . . . . . . . .         6
                                                   ----------
  TOTAL EXPENSES   . . . . . . . . . . . . . . . .     1,310
                                                   ----------

INVESTMENT INCOME--NET   . . . . . . . . . . . . .       814
                                                   ----------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS--NET:

     Realized Gain--Net  . . . . . . . . . . . . .     6,479

     Change in Unrealized Appreciation . . . . . .    52,050
                                                   ----------

NET REALIZED GAIN AND CHANGE IN
  UNREALIZED APPRECIATION ON INVESTMENTS . . . . .    58,529
                                                   ----------

NET INCREASE IN NET ASSETS
  FROM OPERATIONS  . . . . . . . . . . . . . . . . $  59,343
                                                   ----------
                                                   ----------


                            SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1995 (UNAUDITED),
AND FOR THE YEAR ENDED DECEMBER 31, 1994
--------------------------------------------------------------------------------


                                                                  SIX MONTHS ENDED        YEAR ENDED
                                                                    JUNE 30, 1995        DECEMBER 31,
                                                                     (UNAUDITED)             1994
                                                                      ----------           ---------
                                                                          (DOLLARS IN THOUSANDS)
OPERATIONS:
  Investment income--net . . . . . . . . . . . . . . . . . . . .      $      814           $   1,336
  Realized gain on investments--net. . . . . . . . . . . . . . .           6,479               2,525
  Change in unrealized appreciation. . . . . . . . . . . . . . .          52,050             (15,077)
                                                                      ----------           ---------
  Net increase (decrease) in net assets from operations. . . . .          59,343             (11,216)
                                                                      ----------           ---------

DISTRIBUTIONS TO SHAREHOLDERS:
  Investment income--net . . . . . . . . . . . . . . . . . . . .              --              (1,336)
  Realized gain from investment transactions--net. . . . . . . .              --              (3,492)
  Distributions in excess of realized gain--net. . . . . . . . .              --              (1,514)
                                                                      ----------           ---------
                                                                              --              (6,342)
                                                                      ----------           ---------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares . . . . . . . . . . . . . . . . .          68,764              77,687
  Proceeds from reinvestment of distributions to shareholders. .              --               5,950
  Cost of shares repurchased . . . . . . . . . . . . . . . . . .         (63,633)           (103,621)
                                                                      ----------           ---------

  Increase (Decrease) from capital share transactions. . . . . .           5,131             (19,984)
                                                                      ----------           ---------

TOTAL INCREASE (DECREASE). . . . . . . . . . . . . . . . . . . .          64,474             (37,542)

NET ASSETS:
    Beginning of period. . . . . . . . . . . . . . . . . . . . .         264,803             302,345
                                                                      ----------           ---------

    End of period. . . . . . . . . . . . . . . . . . . . . . . .      $  329,277           $ 264,803
                                                                      ----------           ---------
                                                                      ----------           ---------

UNDISTRIBUTED INVESTMENT INCOME--NET, AT END OF PERIOD . . . . .      $      814           $      --
                                                                      ----------           ---------
                                                                      ----------           ---------


                                               SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less, at the date of purchase, are valued at amortized cost which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) AMORTIZATION. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

                                                                   JUNE 30, 1995
--------------------------------------------------------------------------------


2. CAPITAL SHARE TRANSACTIONS, DIVIDENDS,
   AND DISTRIBUTIONS TO SHAREHOLDERS

Transactions in capital stock were as follows
(IN THOUSANDS EXCEPT PER-SHARE AMOUNTS):


                                             SIX MONTHS
                                                ENDED        YEAR ENDED
                                            JUNE 30, 1995     DEC. 31,
                                             (UNAUDITED)        1994
                                             ----------     ----------
Shares sold. . . . . . . . . . . . . . . . .      2,717          3,273
Shares issued to shareholders
  in reinvestment of dividends
  and distributions. . . . . . . . . . . . .         --            260
                                               --------       --------
 . . . . . . . . . . . . . . . . . . . . . .      2,717          3,533
Shares repurchased . . . . . . . . . . . . .      2,509          4,365
                                               --------       --------
Net increase (decrease). . . . . . . . . . .        208           (832)
                                               --------       --------
                                               --------       --------
Dividends per share. . . . . . . . . . . . .   $     --       $ .11400
                                               --------       --------
                                               --------       --------
Distributions per share from
  net realized gains . . . . . . . . . . . .   $     --       $ .45331
                                               --------       --------
                                               --------       --------


3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term securities, were as follows:


                                     SIX MONTHS ENDED
                                       JUNE 30, 1995
                                        (UNAUDITED)
                                        -----------
                                      (IN THOUSANDS)
PURCHASES:
Investment Securities. . . . . . .       $  80,130
                                         ---------
                                         ---------

SALES:
U.S. Treasury Obligations. . . . .       $  10,448
Other Investment Securities. . . .          55,214
                                         ---------
                                         $  65,662
                                         ---------
                                         ---------


At June 30, 1995, the aggregate cost of investment securities and short-term investments for federal income tax purposes was $219,576,000. The aggregate appreciation and depreciation of investments at June 30, 1995, based on a comparison of investment values and their costs for federal income tax purposes, was $112,579,000 and $1,245,000, respectively, resulting in a net appreciation of $111,334,000.

For federal income tax purposes, realized losses incurred after October 31, within the fiscal year, if so elected by the Fund, are deemed to arise on the first day of the following fiscal year. The Fund incurred and elected to defer net capital losses of approximately $1,137,000 during the fiscal year ended December 31, 1994. To the extent future capital gains are offset by such capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

4. INVESTMENT ADVISORY CONTRACT,
   MANAGEMENT FEES, AND TRANSACTIONS
   WITH AFFILIATES

An advisory fee of $1,088,000 was paid or payable to Value Line, Inc. (the Adviser), the Fund's investment adviser, for the six months ended June 30, 1995. This was computed at the rate of 3/4 of 1% of average daily net assets for the year and paid monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, and equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses. If the aggregate expenses of the Fund, other than taxes, interest, brokerage commissions, and extraordinary expenses,

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

exceed the expense limitation imposed by any state in which the Fund's share are sold, the advisory fee will be reduced by the amount of such excess, or the amount of such excess will be refunded. No such reimbursement was required for the six months ended June 30, 1995.

A fee of $1,960 for printing services was paid or payable to the Adviser for the six months ended June 30, 1995.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund. During the six months ended June 30, 1995, the Fund paid brokerage commissions totalling $95,000 to the distributor, which clears its transactions through unaffiliated brokers.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 1,844,537 shares of the Fund's capital stock, representing 15.9% of the outstanding shares at June 30, 1995. In addition, certain officers and directors of the Fund owned 96,305 shares of the Fund, representing 0.8% of the outstanding shares.

5. BORROWING ARRANGEMENT

The Fund has a line of credit agreement with State Street Bank and Trust (SSBT), dated August 23, 1994, in the amount of $37,500,000. The terms of the agreement are as follows: The first $12.5 million is available on a committed basis which at the Fund's option may be either at the Bank's prime rate or at the Federal Funds Rate plus 1%, whichever is less, and will be subject to a commitment fee of 1/4 of 1% on the unused portion thereof; amounts in excess of $12.5 million are made available on an unsecured basis at the same interest-rate options stated above.

The Fund had no borrowings outstanding during the six months ended June 30, 1995. A commitment fee was payed or payable to SSBT in the amount of $16,000 for the six-month period ended June 30, 1995.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


                                                         SIX MONTHS ENDED
                                                          JUNE 30, 1995                  YEAR ENDED DECEMBER 31,
                                                            (UNAUDITED) -----------------------------------------------
                                                                           1994      1993      1992      1991     1990
                                                              --------  --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . .        $  23.18  $  24.67  $  22.15  $  25.64  $  21.16  $  23.09
                                                              --------  --------  --------  --------  --------  --------

  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income . . . . . . . . . . . . . .            0.07       .12       .06       .16       .23       .34
     Net gains or losses on securities
        (both realized and unrealized) . . . . . . . .            5.06     (1.05)     3.50     ( .81)     9.09     ( .73)
                                                              --------  --------  --------  --------  --------  --------

        Total from investment operations . . . . . . .            5.13      (.93)     3.56     ( .65)     9.32     ( .39)
                                                              --------  --------  --------  --------  --------  --------

  LESS DISTRIBUTIONS:
     Dividends from net investment income. . . . . . .              --      (.12)    ( .06)    ( .15)     (.23)    ( .36)
     Distributions from capital gains. . . . . . . . .              --      (.31)    ( .98)    (2.69)    (4.61)    (1.18)
     Distributions in excess of capital gains. . . . .              --      (.13)       --        --        --        --
                                                              --------  --------  --------  --------  --------  --------
        Total distributions. . . . . . . . . . . . . .              --      (.56)    (1.04)    (2.84)    (4.84)    (1.54)
                                                              --------  --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . .          $28.31    $23.18    $24.67    $22.15    $25.64    $21.16
                                                              --------  --------  --------  --------  --------  --------
                                                              --------  --------  --------  --------  --------  --------


TOTAL RETURN . . . . . . . . . . . . . . . . . . . . .         22.13%+    -3.71%    16.20%    -2.46%   46.35%     -1.61%
                                                              --------  --------  --------  --------  --------  --------
                                                              --------  --------  --------  --------  --------  --------


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) . . . . . . .        $329,277  $264,803  $302,345  $290,547  $347,620  $236,095
Ratio of operating expenses to
  average net assets . . . . . . . . . . . . . . . . .           .90%*      .89%      .90%      .93%      .90%     .96%
Ratio of interest expense to average
  net assets . . . . . . . . . . . . . . . . . . . . .              --        --      .02%        --      .02%        --
Ratio of net investment income to
  average net assets . . . . . . . . . . . . . . . . .           .56%*      .49%      .22%      .62%      .84%     1.51%
Portfolio turnover rate. . . . . . . . . . . . . . . .            24%+       49%       80%      208%      250%       94%

Amount of debt outstanding at end of
  period (in thousands). . . . . . . . . . . . . . . .         $    --   $    --   $    --   $    --   $    --   $    --
Average amount of debt outstanding
  during the period (in thousands) . . . . . . . . . .         $    --   $    --   $ 1,651   $    --   $   635   $    --
Average number of shares outstanding
  during the period (in thousands) . . . . . . . . . .          11,588    11,635    12,410    12,530    11,515    10,475
Average amount of debt per outstanding
  share during the period. . . . . . . . . . . . . . .         $    --   $    --   $   .13   $    --   $  .055   $    --

+ Not annualized
* Annualized


                                               SEE NOTES TO FINANCIAL STATEMENTS

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 --   THE VALUE LINE FUND seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952 --   THE VALUE LINE INCOME FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956 --   THE VALUE LINE SPECIAL SITUATIONS FUND seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations". No consideration is given to achieving current income.

1972 --   VALUE LINE LEVERAGED GROWTH INVESTOR'S sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979 --   THE VALUE LINE CASH FUND, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981 --   VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983 --   VALUE LINE CENTURION FUND seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance. The Fund is available to investors only through the purchase of Guardian Investor, a tax deferred variable annuity, or Value Plus, a variable life insurance policy.

1984 --   THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985 --   VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 --   VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income securities.

1987 --   VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

1987 --   VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST invests in stocks, bonds and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times. The Fund is available to investors only through the purchase of the Guardian Investor, a tax deferred variable annuity, or Value Plus, a variable life insurance policy.

1992 --   THE VALUE LINE ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND seeks high current income consistent with low volatility of principal by investing primarily in adjustable rate U.S. Government securities.

1993 --   VALUE LINE SMALL-CAP GROWTH FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 --   VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the correct asset mix.




--------------------------------------------------------------------------------
FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818,
24 HOURS A DAY, 7 DAYS A WEEK. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.